Commitments and Contingencies (Details) - Schedule of Fully Written Off the Advance Paid to the Suppliers	6 Months Ended
Apr. 30, 2023 USD ($)
Commitments and Contingencies (Details) - Schedule of Fully Written Off the Advance Paid to the Suppliers [Line Items]
Suppliers amount involved	$ 3,313,395
Shengzhou Baiyuan New Energy Vehicle Technology Co. [Member]
Commitments and Contingencies (Details) - Schedule of Fully Written Off the Advance Paid to the Suppliers [Line Items]
Status of the case	Pending
Suppliers amount involved	$ 2,059,300
Jiangsu Yakai Auto Sales & Service Co. [Member]
Commitments and Contingencies (Details) - Schedule of Fully Written Off the Advance Paid to the Suppliers [Line Items]
Status of the case	Out-of-court settled
Suppliers amount involved	$ 265,536
Hangzhou Shicheng Auto Trading Co. [Member]
Commitments and Contingencies (Details) - Schedule of Fully Written Off the Advance Paid to the Suppliers [Line Items]
Status of the case	Successful
Suppliers amount involved	$ 295,632
Nanning Huangyang Auto Sales Co. [Member]
Commitments and Contingencies (Details) - Schedule of Fully Written Off the Advance Paid to the Suppliers [Line Items]
Status of the case	Successful
Suppliers amount involved	$ 180,035
Anhui Junmao Automobile Sales and Service Co., Ltd [Member]
Commitments and Contingencies (Details) - Schedule of Fully Written Off the Advance Paid to the Suppliers [Line Items]
Status of the case	Pending
Suppliers amount involved	$ 157,987
Shanghai Aichi Yiwei Automobile Sales Co., Ltd [Member]
Commitments and Contingencies (Details) - Schedule of Fully Written Off the Advance Paid to the Suppliers [Line Items]
Status of the case	Pending
Suppliers amount involved	$ 147,194
Guangxi Runyin Automobile Sales Co., Ltd [Member]
Commitments and Contingencies (Details) - Schedule of Fully Written Off the Advance Paid to the Suppliers [Line Items]
Status of the case	Pending
Suppliers amount involved	$ 152,937
Other suppliers [Member]
Commitments and Contingencies (Details) - Schedule of Fully Written Off the Advance Paid to the Suppliers [Line Items]
Status of the case	Pending
Suppliers amount involved	$ 54,774